Financial Expenses, Net	12 Months Ended
Dec. 31, 2020
Disclosure of finance income (cost) [text block] [Abstract]
FINANCIAL EXPENSES, NET
NOTE 22 -	FINANCIAL EXPENSES, NET:

	Year ended December 31
	2020	2019	2018
	U.S. dollars in thousands
Finance expenses:
Bank fees and interest	(152)	(166)	(20)
Issuance expenses	(156)	(447)	(517)
Changes financial liabilities at fair value through profit or loss, including day 1 loss	-	(5,649)	(2,839)
Exchange differences	-	-	(120)
Total finance expenses	(308)	(6,262)	(3,496)

Financing income:
Changes in financial liabilities at fair value through profit or loss, including day 1 loss	3,245	3,050	945
Interest received from institutions	14	4	10
Exchange differences	289	24	-
Total financing income	3,548	3,078	955
Financing income (expenses), net	3,240	(3,184)	(2,541)